Filed Pursuant to Rule 497(e)
1933 Act No. 033-52154
1940 Act No. 811-07168

HENNESSY FUNDS

PROSPECTUS & OVERVIEW

OCTOBER 26, 2012

INVESTOR CLASS SHARES

Hennessy Focus Fund (HFCSX)
Hennessy Large Cap Financial Fund (HLFNX)
Hennessy Small Cap Financial Fund (HSFNX)
Hennessy Technology Fund (HTECX)
Hennessy Gas Utility Index Fund (GASFX)
Hennessy Equity and Income Fund (HEIFX)
Hennessy Core Bond Fund (HCBFX)

1-800-966-4354   •   www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Investor Class Shares

CONTENTS

Summary Information:
Hennessy Focus Fund	1
Hennessy Large Cap Financial Fund	4
Hennessy Small Cap Financial Fund	7
Hennessy Technology Fund	10
Hennessy Gas Utility Index Fund	14
Hennessy Equity and Income Fund	17
Hennessy Core Bond Fund	21
Important Additional Fund Information	24
Additional Investment Information	25
Management of the Funds	25
Shareholder Information
Pricing of Fund Shares	29
Account Minimum Investments	29
Market Timing Policy	29
Telephone Privileges	30
How to Purchase Shares	30
Automatic Investment Plan	31
Retirement Plans	31
How to Sell Shares	32
How to Exchange Shares	33
Systematic Cash Withdrawal Program	34
Dividends and Distributions	34
Tax Information	35
Index Descriptions	35
Householding	35
Electronic Delivery	35
Financial Highlights	36

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

  (800) 966-4354

HENNESSY FOCUS FUND (HFCSX)

HENNESSY FOCUS FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.24%
Total Annual Fund Operating Expenses	1.39%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Focus Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of this Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$142	$440	$761	$1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Focus Fund, a series of The FBR Funds (the “Predecessor Focus Fund”), had a portfolio turnover rate of 13% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.
The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

WWW.HENNESSYFUNDS.COM

HFCSX

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is the successor to the Predecessor Focus Fund pursuant to a reorganization that took place after the close of business on October 26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund’s Investor Class shares. The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Focus Fund’s Investor Class through September 30, 2012 is 9.65%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus Fund
Return Before Taxes	3.63%	3.32%	11.71%
Return After Taxes
on Distributions	2.00%	2.38%	11.12%
Return After Taxes
on Distributions
and Sale of Shares	4.43%	2.65%	10.37%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

(800) 966-4354

HENNESSY FOCUS FUND (HFCSX)

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

The Portfolio Managers of the Fund are David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA.  Mr. Rainey, Mr. Macauley and Mr. Rothberg have served as co-Portfolio Managers of the Predecessor Focus Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HLFNX

HENNESSY LARGE CAP FINANCIAL FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.29%
Acquired Fund Fees and Expenses (AFFE)2	0.01%
Total Annual Fund Operating Expenses	1.45%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Large Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating  expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$148	$459	$792	$1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Large Cap Financial Fund, a series of The FBR Funds (the “Predecessor Large Cap Financial Fund”), had a portfolio turnover rate of 97% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

(800) 966-4354

HENNESSY LARGE CAP FINANCIAL FUND (HLFNX)

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Large-Cap Investments:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Large Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Large Cap Financial Fund’s Investor Class shares.  The Predecessor Large Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the KBW Bank Sector Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

WWW.HENNESSYFUNDS.COM

HLFNX

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 27.66% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.49% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Large Cap Financial Fund’s Investor Class through September 30, 2012 is 23.21%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Large Cap
Financial Fund
Returns before taxes	-18.38%	-6.12%	1.64%
Returns after taxes
on distributions	-18.38%	-6.82%	0.63%
Returns after taxes on
distributions and sale
of fund shares	-11.94%	-5.04%	1.46%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
KBW Bank Sector Index
(reflects no deduction for
fees, expenses or taxes)	-23.18%	-17.46%	-4.80%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Large Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

(800) 966-4354

HENNESSY SMALL CAP FINANCIAL FUND (HSFNX)

HENNESSY SMALL CAP FINANCIAL FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.25%
Acquired Fund Fees
and Expenses (AFFE)2	0.16%
Total Annual Fund Operating Expenses	1.56%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Small Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$159	$493	$850	$1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Small Cap Financial Fund, a series of The FBR Funds (the “Predecessor Small Cap Financial Fund”), had a portfolio turnover rate of 70% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net

WWW.HENNESSYFUNDS.COM

HSFNX

assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.
When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments: The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Small Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund’s Investor Class shares.  The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

(800) 966-4354

HENNESSY SMALL CAP FINANCIAL FUND (HSFNX)

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Small Cap Financial Fund’s Investor Class through September 30, 2012 is 16.30%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Small Cap
Financial Fund
Returns before taxes	-15.63%	-3.29%	6.10%
Returns after taxes
on distributions	-15.85%	-4.32%	4.82%
Returns after taxes
on distributions
and sale of fund shares	-9.87%	-2.86%	5.31%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Small Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

WWW.HENNESSYFUNDS.COM

HTECX

HENNESSY TECHNOLOGY FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	1.76%
Acquired Fund Fees and Expenses (AFFE)2	0.03%
Total Annual Fund Operating Expenses	2.94%
Fee Waiver and/or
Expense Reimbursement3	-0.96%
Total Annual Fund Operating Expenses
After Fee Waiver and/or
Expense Reimbursement	1.98%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Technology Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$201	$819	$1,463	$3,193

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Technology Fund, a series of The FBR Funds (the “Predecessor Technology Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be

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HENNESSY TECHNOLOGY FUND (HTECX)

limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).
Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification.  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risks:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may

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HTECX

increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Performance Information

The Fund is a successor to the Predecessor Technology Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund’s Investor Class shares.  The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Technology Fund’s Investor Class through September 30, 2012 is 10.22%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
			Since
	One	Five	Inception
	Year	Year	(02/01/02)
Hennessy
Technology Fund
Returns before taxes	-10.77%	-0.54%	3.88%
Returns after taxes
on distributions	-10.77%	-1.10%	2.97%
Returns after taxes on
distributions and sale
of fund shares	-7.00%	-0.70%	2.96%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	3.17%
NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	-1.80%	1.52%	3.17%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

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HENNESSY TECHNOLOGY FUND (HTECX)

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Portfolio Managers of the Fund are David H. Ellison and Winsor H. Aylesworth.  Mr. Ellison and Mr. Aylesworth have served as co-Portfolio Managers of the Predecessor Technology Fund since the commencement of operations in February 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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GASFX

HENNESSY GAS UTILITY INDEX FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Gas Utility Index Fund seeks income and capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.25%
Total Annual Fund Operating Expenses	0.65%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Gas Utility Index Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Gas Utility Index Fund, a series of The FBR Funds (the “Predecessor Gas Utility Index Fund”), had a portfolio turnover rate of 17% of the average value of its portfolio.

Principal Investment Strategy

Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“AGA”), a national trade association of natural gas companies.  The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.
The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s

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HENNESSY GAS UTILITY INDEX FUND (GASFX)

market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration:  The Fund concentrates its investments within the natural gas distribution and transmission industry.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Index Tracking:  While the Fund seeks to track the performance of the Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index.  In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in order to meet redemption requests and cover operating expenses.

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GASFX

Performance Information

The Fund is a successor to the Predecessor Gas Utility Index Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Gas Utility Index Fund’s Investor Class shares.  The Predecessor Gas Utility Index Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the AGA Stock Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was -21.06% for the quarter ended September 30, 2002.

The year-to-date return of the Predecessor Gas Utility Index Fund’s Investor Class through September 30, 2012 is 8.17%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Gas
Utility Index Fund
Returns before taxes	25.15%	7.35%	8.53%
Returns after taxes
on distributions	24.55%	6.40%	7.65%
Returns after taxes on
distributions and sale
of fund shares	17.07%	6.12%	7.18%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
AGA Stock Index
(reflects no deduction for
fees, expenses or taxes)	24.45%	6.61%	7.75%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is Winsor H. Aylesworth.  Mr. Aylesworth has served as Portfolio Manager of the Predecessor Gas Utility Index Fund since 2001.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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HENNESSY EQUITY AND INCOME FUND (HEIFX)

HENNESSY EQUITY AND INCOME FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Acquired Fund Fees and Expenses (AFFE)2	0.06%
Total Annual Fund Operating Expenses	1.34%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$136	$425	$734	$1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Balanced Fund, a series of The FBR Funds (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 35% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.
The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc.

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HEIFX

(“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.
FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, the dollar-weighted average maturity of the Fund’s portfolio is 7.70 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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HENNESSY EQUITY AND INCOME FUND (HEIFX)

Performance Information

The Fund is a successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund’s Investor Class shares.  The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.36% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.66% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Balanced Fund’s Investor Class through September 30, 2012 is 7.62%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Equity
and Income Fund
Returns before taxes	10.61%	4.68%	6.49%
Returns after taxes
on distributions	10.13%	3.21%	5.21%
Returns after taxes on
distributions and sale
of fund shares	7.20%	3.41%	5.02%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	3.86%	2.61%	4.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are London Co. and FCI, for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

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HEIFX

Portfolio Managers

The London Co. investment team that is jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Wade Stinnette, Jr. (Portfolio Manager), J. Brian Campbell, CFA (Director of Research and Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager).  Messrs. Goddard and Moody have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007, Mr. Stinnette has been a Portfolio Manager of the Predecessor Balanced Fund since April 1, 2008,  Mr. Campbell has been a Portfolio Manager of the Predecessor Balanced Fund since September 2010, and Mr. DeVaul has been a Portfolio Manager of the Predecessor Balanced Fund since July 2011.
The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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HENNESSY CORE BOND FUND (HCBFX)

HENNESSY CORE BOND FUND
INVESTOR CLASS SHARES

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses1	0.76%
Acquired Fund Fees and Expenses (AFFE)2	0.21%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and/or
Expense Reimbursement3	-0.51%
Total Annual Operating Expenses
After Fee Waiver and/or
Expense Reimbursement	1.51%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Core Bond Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.05% of the Fund’s average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$154	$584	$1,041	$2,307

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Core Bond Fund, a series of The FBR Funds (the “Predecessor Core Bond Fund”), had a portfolio turnover rate of 57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities; asset-backed securities; and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).
The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to

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HCBFX

manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, 2012, the dollar-weighted average maturity of the Fund’s portfolio was 8.18 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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HENNESSY CORE BOND FUND (HCBFX)

Performance Information

The Fund is a successor to the Predecessor Core Bond Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund’s Investor Class shares.  The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Advisor Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.53% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

The year-to-date return of the Predecessor Core Bond Fund’s Investor Class through September 30, 2012 is 6.70%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund
Returns before taxes	4.87%	5.44%	6.34%
Returns after taxes
on distributions	3.55%	3.75%	4.61%
Returns after taxes on
distributions and sale
of fund shares	3.33%	3.79%	4.51%
Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	5.80%	5.88%	5.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Core Bond Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 24 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time.  You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.
The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement for the Funds.  A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing the Funds through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.
You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date. Each Fund will make distributions, if any, annually, usually in November or December.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION AND MANAGEMENT OF THE FUND

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. (the “Manager”) is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.
The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of July 31, 2012, the Manager managed approximately $885 million of net assets on behalf of the Hennessy Funds.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.
Winsor H. Aylesworth has served as co-portfolio manager of the Predecessor Technology Fund since the Fund’s commencement of operations and has served as portfolio manager of the Predecessor Gas Utility Index Fund since 2001.  Mr. Aylesworth has been employed by FBR Fund Advisers, Inc. since 1998.  He holds both an MS and MBA degree and previously was president of Grandview Advisers, Inc.
David H. Ellison Mr. Ellison has served as portfolio manager of the Predecessor Large Cap Financial Fund and the Predecessor Small Cap Financial Fund and co-portfolio manager of the Predecessor Technology Fund since the commencement of each Fund’s operations.  Prior to joining FBR Fund Advisers, Inc. as a portfolio manager in 1997,
Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Sub-Advisors

Pursuant to an Investment Sub-Advisory Agreement, the Manager retains Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA 22209, to manage the Hennessy Focus Fund.  In this capacity, subject to the supervision of the Manager and the Board, Broad Run directs the investment of the Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays Broad Run a fee from the Manager’s advisory fees.
Broad Run is newly registered with the SEC as an investment adviser.
Pursuant to Investment Sub-Advisory Agreements, the Manager retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City , MO 64110, to manage the Hennessy Equity and Income Fund’s equity and fixed income investments, respectively.  The Manager also retains FCI to manage the Hennessy Core Bond Fund.  In this capacity, subject to the supervision of the Manager and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Manager (and not the Funds) pays London Co. and FCI a fee from the Manager’s advisory fees.
London Co. is organized as a Virginia corporation and is registered with the SEC as an investment adviser.  London Co. has been providing investment advisory services since 1994.  As of January 31, 2012, London Co. managed approximately $2.8 billion on behalf of its advisory clients such as individuals, charitable organizations and other registered investment companies.

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FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser.  FCI has been providing investment advisory services since 1966.  As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of its advisory clients such as high net worth individuals, banks, investment companies and other corporations.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.

FOR THE HENNESSY FOCUS FUND
David S. Rainey, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.
Ira M. Rothberg, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.
Brian E. Macauley, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

FOR THE HENNESSY EQUITY AND INCOME FUND – EQUITY INVESTMENTS
J. Brian Campbell, CFA, is a portfolio manager, director of research and a member of The London Co.’s investment committee. Mr. Campbell has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in September 2010. Mr. Campbell has over 11 years of industry experience beginning his career in 2000 as an equity analyst at INVESCO-National Asset Management. Before joining The London Co., Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management. Mr. Campbell received a B.B.A in Finance (with Honors) from the University of Kentucky in 1998 and his MBA from the Kelley School of Business at Indiana University in 2004. Mr. Campbell is a CFA charter holder and a member of the CFA Society of Louisville.
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of The London Co.’s investment committee.  Mr. DeVaul has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in July 2011. Mr. DeVaul has over 15 years of professional experience beginning his career in public accounting followed by over 10 years in equity research. Before joining The London Co., Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments. Mr. DeVaul received a BS in Accounting from Liberty University in 1993 and his MBA from the University of Notre Dame in 1997. He is a CFA charter holder and a member of the CFA Society of Philadelphia. Mark is also a licensed CPA.
Stephen M. Goddard, CFA, is Managing Director and Founder of The London Company, and heads The London Co.’s investment committee. Mr. Goddard has managed the equity portfolio of the Predecessor Balanced Fund since July 16, 2007. He has over 20 years of investment experience, beginning his career as an analyst in 1985 for Scott &

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MANAGEMENT OF THE FUND

Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He is a CFA charter holder, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.
Peter G. Greig, CFA, is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.
Jonathan T.  Moody, CFA, is a principal, portfolio manager, and a member of The London Co.’s investment committee. Mr. Moody has managed the equity portion of the Predecessor Balanced Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group. Mr. Moody has over 20 years of investment experience. Mr. Moody started his career at Woodward and Associates, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management (now Trusco). Mr. Moody also worked at BB&T Capital Markets. Mr. Moody is a CFA charter holder and a member of CFA Virginia.
J. Wade Stinnette, Jr. is a portfolio manager and member of The London Co.’s investment committee. Mr. Stinnette has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in April 2008. He has over 20 years of investment experience, starting his career at Wachovia Corporation, and later with Tanglewood Asset Management. Mr. Stinnette earned his BS in Chemistry (With Distinction) from Virginia Military Institute and performed graduate studies in business at James Madison University. He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and was formerly Secretary and Treasurer of the CFA Society of South Carolina. He served six years as a Commissioned Officer in the United States Marine Corps.

FOR THE HENNESSY EQUITY AND INCOME FUND – FIXED INCOME INVESTMENTS AND FOR THE HENNESSY CORE BOND FUND
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Management Fee

For its services, each of the Funds pays the Manager a monthly management fee based upon its average daily net assets.

Hennessy Funds	Advisory Fee
Focus	0.90%
Large Cap Financial	0.90%
Small Cap Financial	0.90%
Technology	0.90%
Gas Utility Index	0.40%
Equity and Income	0.80%
Core Bond	0.80%

The Manager may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2011, the Predecessor Focus Fund, the Predecessor Large Cap Financial Fund, the Predecessor Small Cap Financial Fund, the Predecessor Technology Fund, the Predecessor Gas Utility Index Fund, the Predecessor Balanced Fund and the Predecessor Core Bond Fund paid advisory fees, after waiver or reimbursement, at the rate of 0.90%, 0.90%, 0.90%, 0.00%, 0.40%, 0.59%, and 0.32%, respectively.
Pursuant to Investment Sub-Advisory Agreements, the Manager pays a sub-advisory fee for the Hennessy Focus Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, based upon each Fund’s daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds.
A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the sub-advisors will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2012.

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Distribution Fees
Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Board of Trustees has not authorized the payment of Rule 12b-1 fees for the Hennessy Gas Utility Index Fund, and, subject to any applicable shareholder or additional board approval, will not authorize any such payments prior to October 26, 2014.  Under these plans, each Fund pays a service and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.
If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Investor Class Shares and Account Minimum Investments
The minimum initial investment in a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRA”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for a Fund. Each Fund may waive the minimum investment requirements from time to time.
Investors purchasing a Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.
The Hennessy Focus Fund, Hennessy Small Cap Financial Fund, Hennessy Technology Fund, Hennessy Equity and Income Fund and Hennessy Core Bond Fund offer Institutional Class shares, and the minimum investment is $250,000.  Detailed information about these Funds’ Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354, or 1-415-899-1555.

Market Timing Policy
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.
Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly

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and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.
Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges
Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares
Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.
You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?
If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.
Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.
The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?
A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring

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instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.
All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.
To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?
You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.
If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.
To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE
You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan
For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.
If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

Retirement Plans
You may invest in the Funds under the following retirement plans:
•Coverdell Education Savings Account
•Traditional IRA
•Roth IRA
•SEP-IRA for sole proprietors, partnerships and corporations
•SIMPLE-IRA

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The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?
You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class shares of the Fund or the dollar value of Investor Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.
When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.
Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.
You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

(800) 966-4354

SHAREHOLDER INFORMATION

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?
To protect a Fund and its shareholders, a signature guarantee is required in the following situations:
•The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•IRA transfer;
•Account ownership is being changed; and
•The redemption request is over $100,000.
In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.
A Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.
If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.
A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?
A Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

How To Exchange Shares
You may exchange Investor Class or Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class and Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.
You may also exchange Investor Class or Original Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-

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advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.
Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?
You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program
As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, a Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five days prior to the next payment. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.
A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions
Each Fund, except the Hennessy Gas Utility Index Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund declares and pays any dividends from its net investment income, if any, annually.  The Hennessy Gas Utility Index Fund and Hennessy Equity and Income Fund declare and pay any such dividends quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.
You have four distribution options:
•Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•Split Cash Reinvest Options:
oYour dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
oYour dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

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•All Cash Option – Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.
You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).
If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions
The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.
The KBW Bank Sector Index is a capitalization-weighted index composed of 24 geographically diverse stocks representing national money center banks and leading regional institutions.
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.
The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.
The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Householding
To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery
The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years, or, if shorter, the period of the Predecessor Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).  The information (except for information for the six months ended April 30, 2012) for the Predecessor Funds for each period presented, except for the Predecessor Balanced Fund and Predecessor Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the Predecessor Funds, which is available upon request.  With respect to the Predecessor Balanced Fund and Predecessor Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report, which is available upon request.  The information for the fiscal years prior to March 31, 2010 for the Predecessor Balanced Fund and Predecessor Core Bond Fund was audited by other independent accountants.  The Predecessor Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the Predecessor Funds’ semi-annual report, which is available upon request.  All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Predecessor Funds’ management, necessary to a fair statement of the results for the interim periods presented.  In addition, all such adjustments are of a normal recurring nature.

HENNESSY FOCUS FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$49.80	$47.57	$37.56	$37.40	$57.97	$49.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.14	)3	(0.50	)3	(0.64	)1	(0.42	)1	(0.44	)1	0.08	1
Net Realized and Unrealized Gain (Loss) on Investments2	6.51	4.44	10.65	5.76	(19.51)	8.63
Total from Investment Operations	6.37	3.94	10.01	5.34	(19.95)	8.71
Distributions to Shareholders:
From Net Investment Income	—	—	—	—	(0.12)	—
From Net Realized Gain	(5.24)	(1.72)	—	(5.19)	(0.51)	(0.12)
Total Distributions	(5.24)	(1.72)	—	(5.19)	(0.63)	(0.12)
Paid-in Capital from Redemption Fees3	0.00	4	0.01	0.00	4	0.01	0.01	0.02
Net Increase (Decrease) in Net Asset Value	1.13	2.23	10.01	0.16	(20.57)	8.61
Net Asset Value – End of Period	$50.93	$49.80	$47.57	$37.56	$37.40	$57.97
TOTAL INVESTMENT RETURN5	14.26	%(A)	8.35%	26.65%	17.74%	(34.73)%	17.72%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Expenses Before Waivers6	1.40	%(B)	1.44%	1.51%	1.43%	1.42%	1.40%
Net Investment Income (Loss) After Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
Net Investment Income (Loss) Before Waivers	(0.59	)%(B)	(1.01)%	(1.31)%	(1.16)%	(0.67)%	0.14%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	12	%(A)	13%	5%	5%	17%	5%
Net Assets at End of Period (in thousands)	$694,457	$611,337	$670,840	$759,774	$717,780	$1,556,339

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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FINANCIAL HIGHLIGHTS

HENNESSY LARGE CAP FINANCIAL FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$11.91	$12.88	$12.61	$11.14	$18.71	$21.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)2	0.02	4	(0.04	)4	(0.08	)1	0.00	1,5	0.14	1	0.14	4
Net Realized and Unrealized Gain (Loss) on Investments3	1.99	(0.93)	0.35	1.58	(3.86)	(0.97)
Total from Investment Operations	2.01	(0.97)	0.27	1.58	(3.72)	(0.83)
Distributions to Shareholders:
From Net Investment Income	—	—	—	(0.10)	(0.18)	(0.11)
Distribution in Excess of Net Investment Income	—	—	—	(0.02)	—	—
From Net Realized Gain	—	—	—	—	(3.68)	(2.02)
Total Distributions	—	—	—	(0.12)	(3.86)	(2.13)
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.00	5	0.01	0.01	0.00	5
Net Increase (Decrease) in Net Asset Value	2.01	(0.97)	0.27	1.47	(7.57)	(2.96)
Net Asset Value – End of Period	$13.92	$11.91	$12.88	$12.61	$11.14	$18.71
TOTAL INVESTMENT RETURN6	16.88	%(A)	(7.53)%	2.14%	14.52%	(23.76)%	(4.59)%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers2,7	1.56	%(B)	1.61%	1.78%	1.81%	1.88%	1.89%
Expenses Before Waivers7	1.56	%(B)	1.61%	1.78%	1.81%	2.01%	1.92%
Net Investment Income (Loss) After Waivers2	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.63%	0.59%
Net Investment Income (Loss) Before Waivers	0.38	%(B)	(0.34)%	(0.73)%	(0.08)%	1.50%	0.56%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	32	%(A)	97%	150%	220%	509%	95%
Net Assets at End of Period (in thousands)	$66,785	$55,684	$48,717	$37,195	$24,272	$15,951

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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HENNESSY SMALL CAP FINANCIAL FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$16.48	$18.11	$15.91	$15.22	$23.18	$32.70
Income (Loss) from Investment Operations:
Net Investment Income	0.10	3	0.21	3	0.08	1	0.06	1	0.24	1	0.29	1
Net Realized and Unrealized Gain (Loss) on Investments2	1.93	(1.66)	2.17	0.81	(1.69)	(5.31)
Total from Investment Operations	2.03	(1.45)	2.25	0.87	(1.45)	(5.02)
Distributions to Shareholders:
From Net Investment Income	(0.29)	(0.06)	(0.07)	(0.19)	(0.28)	(0.15)
From Net Realized Gain	—	(0.13)	—	—	(6.24)	(4.35)
Total Distributions	(0.29)	(0.19)	(0.07)	(0.19)	(6.52)	(4.50)
Paid-in Capital from Redemption Fees3	0.00	4	0.01	0.02	0.01	0.01	0.00	4
Net Increase (Decrease) in Net Asset Value	1.74	(1.63)	2.20	0.69	(7.96)	(9.52)
Net Asset Value – End of Period	$18.22	$16.48	$18.11	$15.91	$15.22	$23.18
TOTAL INVESTMENT RETURN5	12.50	%(A)	(8.12)%	14.27%	5.89%	(6.76)%	(18.02)%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Expenses Before Waivers6	1.44	%(B)	1.52%	1.51%	1.51%	1.49%	1.51%
Net Investment Income After Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
Net Investment Income Before Waivers	1.17	%(B)	0.81%	0.35%	0.50%	1.48%	0.93%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147%	13%
Net Assets at End of Period (in thousands)	$157,835	$154,206	$216,747	$187,561	$181,803	$144,214

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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FINANCIAL HIGHLIGHTS

HENNESSY TECHNOLOGY FUND

	For the Six
	Months Ended		For the Years Ended
	April 30, 2012		October 31,
	(unaudited)		2011		2010		2009		2008		2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.86		$11.00		$9.05		$6.96		$13.34		$11.97
Income (Loss) from Investment Operations:
Net Investment Loss2	(0.07	)4	(0.17	)4	(0.14	)1	(0.08	)1	(0.12	)1	(0.05	)1
Net Realized and Unrealized Gain (Loss) on Investments3	1.10		0.03		2.08		2.16		(5.03)		1.81
Total from Investment Operations	1.03		(0.14)		1.94		2.08		(5.15)		1.76
Distributions to Shareholders:
From Net Realized Gain	—		—		—		—		(1.23)		(0.39)
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.01		0.01		0.00	5	0.00	5
Net Increase (Decrease) in Net Asset Value	1.03		(0.14)		1.95		2.09		(6.38)		1.37
Net Asset Value – End of Period	$11.89		$10.86		$11.00		$9.05		$6.96		$13.34
TOTAL INVESTMENT RETURN6	9.48	%(A)	(1.27)%		21.55%		30.03%		(42.30)%		15.18%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.95	%(B)	1.95%		1.95%		1.95%		1.84%		1.70%
Expenses Before Waivers and Related Reimbursements7	3.22	%(B)	2.79%		2.50%		3.00%		1.92%		1.70%
Net Investment Loss After Waivers and Related Reimbursements2	(1.25	)%(B)	(1.54)%		(1.10)%		(1.05)%		(0.60)%		(0.41)%
Net Investment Loss Before Waivers and Related Reimbursements	(2.52	)%(B)	(2.38)%		(1.64)%		(2.10)%		(0.68)%		(0.41)%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	62	%(A)	141%		353	%(C)	211%		175%		229%
Net Assets at End of Period (in thousands)	$6,205		$5,698		$8,207		$8,388		$7,689		$40,935

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

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HENNESSY GAS UTILITY INDEX FUND

For the Six
Months Ended	For the Years Ended
April 30, 2012	October 31,
(unaudited)	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$21.21	$17.83	$15.13	$15.26	$23.14	$19.48
Income (Loss) from Investment Operations:
Net Investment Income2	0.28	4	0.51	4	0.58	1	0.49	1	0.47	1	0.47	1
Net Realized and Unrealized Gain (Loss) on Investments3	1.25	3.59	2.72	0.60	(6.13)	3.67
Total from Investment Operations	1.53	4.10	3.30	1.09	(5.66)	4.14
Distributions to Shareholders:
From Net Investment Income	(0.27)	(0.51)	(0.58)	(0.49)	(0.47)	(0.48)
From Net Realized Gain	(0.16)	(0.21)	(0.02)	(0.74)	(1.75)	—
Total Distributions	(0.43)	(0.72)	(0.60)	(1.23)	(2.22)	(0.48)
Paid-in Capital from Redemption Fees4	0.01	5	0.00	5	0.00	5	0.01	0.00	5	0.00	5
Net Increase (Decrease) in Net Asset Value	1.11	3.38	2.70	(0.13)	(7.88)	3.66
Net Asset Value – End of Period	$22.32	$21.21	$17.83	$15.13	$15.26	$23.14
TOTAL INVESTMENT RETURN6	7.39	%(A)	23.54%	22.25%	8.18%	(26.81)%	21.51%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers2,7	0.67	%(B)	0.71%	0.76%	0.76%	0.70%	0.75%
Expenses Before Waivers7	0.67	%(B)	0.71%	0.77%	0.76%	0.70%	0.75%
Net Investment Income After Waivers2	2.64	%(B)	2.68%	3.51%	3.51%	2.39%	2.21%
Net Investment Income Before Waivers	2.64	%(B)	2.68%	3.50%	3.51%	2.39%	2.21%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	11	%(A)	17%	16%	26%	27%	22%
Net Assets at End of Period (in thousands)	$606,151	$433,782	$244,041	$193,679	$198,569	$285,951

1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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FINANCIAL HIGHLIGHTS

HENNESSY EQUITY AND INCOME FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$12.99	$11.93	$11.52	$8.92	$12.27	$14.48	$13.48
Income (Loss) from Investment Operations:
Net Investment Income2	0.11	3	0.29	3	0.17	3	0.29	0.32	0.39	0.36
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.94	1.04	0.40	2.61	(3.23)	0.34	1.13
Total from Investment Operations	1.05	1.33	0.57	2.90	(2.91)	0.73	1.49
Distributions to Shareholders:
From Net Investment Income	(0.11)	(0.27)	(0.16)	(0.30)	(0.25)	(0.37)	(0.33)
From Net Realized Gain	—	—	—	—	(0.17)	(2.57)	(0.16)
Return of Capital	—	—	—	—	(0.03)	—	—
Total Distributions	(0.11)	(0.27)	(0.16)	(0.30)	(0.45)	(2.94)	(0.49)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.94	1.06	0.41	2.60	(3.35)	(2.21)	1.00
Net Asset Value – End of Period	$13.93	$12.99	$11.93	$11.52	$8.92	$12.27	$14.48
TOTAL INVESTMENT RETURN6	8.11	%(A)	11.30%	5.04	%(A)	32.76%	(24.28)%	4.45%	11.19%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.24	%3(B)	1.24	%3	1.24	%3(B)	1.25%	1.32%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements7	1.32	%(B)	1.54%	1.60	%(B)	1.69%	1.84%	1.66%	1.51%
Net Investment Income After Waivers
and Related Reimbursements	1.62	%3(B)	2.33	%3	2.56	%3(B)	2.70%	3.03%	2.75%	2.52%
Net Investment Income Before Waivers
and Related Reimbursements	1.54	%(B)	2.03%	2.21	%(B)	2.26%	2.50%	2.42%	2.34%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$128,621	$56,750	$41,499	$46,809	$18,858	$21,700	$24,260

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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HENNESSY CORE BOND FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$9.56	$9.82	$9.39	$8.75	$9.16	$9.71	$9.77
Income (Loss) from Investment Operations:
Net Investment Income2	0.16	3	0.35	3	0.23	3	0.38	0.35	0.42	0.50
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.16	(0.14)	0.42	0.69	(0.44)	—	0.05
Total from Investment Operations	0.32	0.21	0.65	1.07	(0.09)	0.42	0.55
Distributions to Shareholders:
From Net Investment Income	(0.12)	(0.32)	(0.22)	(0.38)	(0.32)	(0.39)	(0.51)
From Net Realized Gain	(0.08)	(0.15)	—	(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.20)	(0.47)	(0.22)	(0.43)	(0.32)	(0.97)	(0.61)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.12	(0.26)	0.43	0.64	(0.41)	(0.55)	(0.06)
Net Asset Value – End of Period	$9.68	$9.56	$9.82	$9.39	$8.75	$9.16	$9.71
TOTAL INVESTMENT RETURN6	3.40	%(A)	2.35%	6.98	%(A)	12.33%	(0.93)%	4.48%	5.87%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.30	%3(B)	1.30	%3	1.30	%3(B)	1.31%	1.33%	1.33%	1.33%
Expenses Before Waivers and
Related Reimbursements7	2.31	%(B)	2.38%	2.10	%(B)	1.93%	2.14%	2.19%	1.97%
Net Investment Income After Waivers
and Related Reimbursements	3.30	%3(B)	3.66	%3	4.17	%3(B)	4.11%	4.02%	4.40%	5.18%
Net Investment Income Before Waivers
and Related Reimbursements	2.29	%(B)	2.58%	3.37	%(B)	3.49%	3.21%	3.53%	4.54%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$3,952	$4,047	$4,445	$4,615	$2,055	$2,030	$4,011

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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(800) 966-4354

PRIVACY POLICY

PRIVACY POLICY

We collect the following non-public personal information about you:

•information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

and

•information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Investor Class shares of the Hennessy Funds have the following fund symbol, cusip and SEC fund identifiers:

SEC Fund Identifier
Fund – Investor Class	Symbol	Cusip	Series	Class
Hennessy Focus Fund	HFCSX	42588P700	S000038529	C000118915
Hennessy Large Cap Financial Fund	HLFNX	42588P882	S000038530	C000118917
Hennessy Small Cap Financial Fund	HSFNX	42588P874	S000038531	C000118918
Hennessy Technology Fund	HTECX	42588P858	S000038532	C000118920
Hennessy Gas Utility Index Fund	GASFX	42588P833	S000038533	C000118922
Hennessy Equity and Income Fund	HEIFX	42588P825	S000038534	C000118924
Hennessy Core Bond Fund	HCBFX	42588P791	S000038535	C000118925

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds’ website (http://www.hennessyfunds.com).
Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:
The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance,
please call
The Hennessy Funds

1-800-966-4354 or
1-415-899-1555

HENNESSY FUNDS
INVESTOR CLASS SHARES
Hennessy Focus Fund
Hennessy Large Cap Financial Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Gas Utility Index Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

HENNESSY FUNDS

PROSPECTUS & OVERVIEW

OCTOBER 26, 2012

INSTITUTIONAL CLASS SHARES

Hennessy Focus Fund (HFCIX)
Hennessy Small Cap Financial Fund (HISFX)
Hennessy Technology Fund (HTCIX)
Hennessy Equity and Income Fund (HEIIX)
Hennessy Core Bond Fund (HCBIX)

1-800-966-4354   •   www.hennessyfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of the Fund or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Hennessy Funds Prospectus
Institutional Class Shares

CONTENTS

Summary Information:
Hennessy Focus Fund	1
Hennessy Small Cap Financial Fund	4
Hennessy Technology Fund	7
Hennessy Equity and Income Fund	10
Hennessy Core Bond Fund	14
Important Additional Fund Information	17
Additional Investment Information	18
Management of the Funds	18
Shareholder Information
Pricing of Fund Shares	21
Account Minimum Investments	21
Market Timing Policy	21
Telephone Privileges	22
How to Purchase Shares	22
Automatic Investment Plan	23
Retirement Plans	24
How to Sell Shares	24
How to Exchange Shares	26
Systematic Cash Withdrawal Program	26
Dividends and Distributions	26
Tax Information	27
Householding	27
Electronic Delivery	27
Financial Highlights	28

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

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HENNESSY FOCUS FUND (HFCIX)

HENNESSY FOCUS FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.19%
Total Annual Fund Operating Expenses	1.09%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Focus Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Focus Fund, a series of The FBR Funds (the “Predecessor Focus Fund”), had a portfolio turnover rate of 13% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.
The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose

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1

HFCIX

money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Focus Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Focus Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Focus Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 23.15% for the quarter ended June 30, 2003 and the lowest quarterly return was -16.43% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Focus Fund’s Institutional class through September 30, 2012 is 9.88%.

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HENNESSY FOCUS FUND (HFCIX)

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Focus Fund
Return Before Taxes	3.97%	3.58%	11.85%
Return After Taxes
on Distributions	2.34%	0.63%	10.16%
Return After Taxes
on Distributions
and Sale of Shares	4.65%	2.13%	10.07%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

The Portfolio Managers of the Fund are David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA.  Mr. Rainey, Mr. Macauley and Mr. Rothberg have served as co-Portfolio Managers of the Predecessor Focus Fund since August 2009.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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3

HISFX

HENNESSY SMALL CAP FINANCIAL FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.23%
Acquired Fund Fees and Expenses (AFFE)2	0.16%
Total Annual Fund Operating Expenses	1.29%

1
“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Small Cap Financial Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.

2
The Total Annual Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Small Cap Financial Fund, a series of The FBR Funds (the “Predecessor Small Cap Financial Fund”), had a portfolio turnover rate of 70% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net

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4

HENNESSY SMALL CAP FINANCIAL FUND (HISFX)

assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.
When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.
The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments:  The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Performance Information

The Fund is a successor to the Predecessor Small Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Small Cap Financial Fund after May 30, 2008 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Small Cap Financial Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Russell 2000 Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance

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5

HISFX

(before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.43% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.67% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Small Cap Financial Fund’s Institutional Class through September 30, 2012 is 16.44%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Small
Cap Financial Fund
Returns before taxes	-15.52%	-3.13%	6.19%
Returns after taxes
on distributions	-15.94%	-4.29%	4.84%
Returns after taxes on
distributions and sale
of fund shares	-9.53%	-2.73%	5.38%
Russell 2000 Index
(reflects no deduction for
fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

The Portfolio Manager of the Fund is David H. Ellison.  Mr. Ellison has served as Portfolio Manager of the Predecessor Small Cap Financial Fund since the commencement of operations in January 1997.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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6

HENNESSY TECHNOLOGY FUND (HTCIX)

HENNESSY TECHNOLOGY FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses1	1.63%
Acquired Fund Fees and Expenses (AFFE)2	0.03%
Total Annual Fund Operating Expenses	2.56%
Fee Waiver and/or Expense Reimbursement3	-0.83%
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense Reimbursement	1.73%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Technology Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflects only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Manager has agreed to maintain this expense limitation through February 28, 2015. The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$176	$718	$1,286	$2,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Technology Fund, a series of The FBR Funds (the “Predecessor Technology Fund”), had a portfolio turnover rate of 141% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and

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7

HTCIX

retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.
The Portfolio Managers make investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Portfolio Managers assess the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).
Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments:  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund’s performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Mid-Cap and Small-Cap Investments:  The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Industry Concentration:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification:  The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

High Portfolio Turnover Risks:  The Fund’s investment strategies may result in high portfolio turnover rates.  This may increase the Fund’s brokerage commission costs, which would reduce performance.  Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

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8

HENNESSY TECHNOLOGY FUND (HTCIX)

Performance Information

The Fund is a successor to the Predecessor Technology Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Technology Fund. Both the chart and the table below represent the performance of the Institutional Class shares of the Predecessor Technology Fund after March 12, 2010 (inception of the share class) and Investor Class for periods prior to that date. The returns for the Institutional Class shares will differ from the returns for the Investor Class shares because of differences in expenses of each share class.  The Predecessor Technology Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the NASDAQ Composite Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.38% for the quarter ended June 30, 2003 and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Technology Fund’s Institutional Class through September 30, 2012 is 10.49%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
			Since
	One	Five	Inception
	Year	Year	(02/01/02)
Hennessy Technology Fund
Returns before taxes	-10.67%	-0.48%	3.91%
Returns after taxes
on distributions	-10.67%	-1.04%	-0.85%
Returns after taxes on
distributions and sale
of fund shares	-6.93%	-0.65%	-0.72%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	3.17%
NASDAQ Composite Index
(reflects no deduction for
fees, expenses or taxes)	-1.80%	1.52%	3.17%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

The Portfolio Managers of the Fund are David H. Ellison and Winsor H. Aylesworth.  Mr. Ellison and Mr. Aylesworth have served as co-Portfolio Managers of the Predecessor Technology Fund since the commencement of operations in February 2002.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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HEIIX

HENNESSY EQUITY AND INCOME FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.20%
Acquired Fund Fees and Expenses (AFFE)2	0.06%
Total Annual Operating Expenses	1.06%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Balanced Fund, a series of The FBR Funds (the “Predecessor Balanced Fund”), had a portfolio turnover rate of 35% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on the Portfolio Managers’ view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Manager will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.
The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s

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HENNESSY EQUITY AND INCOME FUND (HEIIX)

portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.
FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, the dollar-weighted average maturity of the Fund’s portfolio is 7.70 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

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11

HEIIX

Performance Information

The Fund is a successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced Fund’s Institutional Class shares.  The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Balanced Fund was reorganized as the FBR Balanced Fund.  Performance figures shown below represent the Institutional Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 13.50% for the quarter ended June 30, 2003 and the lowest quarterly return was -13.59% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Balanced Fund’s Institutional Class through September 30, 2012 is 7.86%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)
	One	Five	Ten
	Year	Year	Year
Hennessy Equity and
Income Fund
Returns before taxes	10.84%	4.93%	6.69%
Returns after taxes
on distributions	10.28%	3.31%	5.22%
Returns after taxes on
distributions and sale
of fund shares	7.41%	3.55%	5.07%
S&P 500 Index
(reflects no deduction for
fees, expenses or taxes)	2.11%	-0.25%	2.92%
Blended Balanced Index
(reflects no deduction for
fees, expenses or taxes)	3.86%	2.61%	4.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisors for the Fund are London Co. and FCI, for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

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12

HENNESSY EQUITY AND INCOME FUND (HEIIX)

Portfolio Managers

The London Co. investment team that is jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Portfolio Manager), J. Wade Stinnette, Jr. (Portfolio Manager), J. Brian Campbell, CFA (Director of Research and Portfolio Manager) and Mark E. DeVaul, CFA, CPA (Portfolio Manager).  Messrs. Goddard and Moody have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007, Mr. Stinnette has been a Portfolio Manager of the Predecessor Balanced Fund since April 1, 2008, Mr. Campbell has been a Portfolio Manager of the Predecessor Balanced Fund since September 2010, and Mr. DeVaul has been a Portfolio Manager of the Predecessor Balanced Fund since July 2011.
The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Balanced Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

WWW.HENNESSYFUNDS.COM

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HCBIX

HENNESSY CORE BOND FUND
INSTITUTIONAL CLASS SHARES

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales charge (load)	None
Redemption fee	None
Exchange fee	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses1	0.51%
Acquired Fund Fees and Expenses (AFFE)2	0.21%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement3	-0.26%
Total Annual Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.26%

1	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Core Bond Fund’s (as defined below) most recent fiscal year to reflect current fees and expenses.
2
The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

3
Hennessy Advisors, Inc. (the “Manager”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).  The Manager has agreed to maintain these expense limitations with regard to the Fund through February 28, 2015.  The Manager may recoup any waived amount from the Fund pursuant to this agreement, if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred.  The agreement may only be terminated by the Fund’s Board, and the Board has no current intention of terminating the agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$128	$455	$804	$1,790

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the FBR Core Bond Fund, a series of The FBR Funds (the “Predecessor Core Bond Fund”), had a portfolio turnover rate of 57% of the average value of its portfolio.

Principal Investment Strategy

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds; mortgage-backed securities; asset-backed securities; and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).
The Fund is sub-advised by Financial Counselors, Inc. (“FCI”).  FCI will use its core fixed income philosophy to manage the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to

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14

HENNESSY CORE BOND FUND (HCBIX)

fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.  As of October 1, 2012, the dollar-weighted average maturity of the Fund’s portfolio was 8.18 years.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments:  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The Fund is a successor to the Predecessor Core Bond Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund’s Institutional Class shares.  The Predecessor Core Bond Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the AFBA Predecessor Bond Fund was reorganized as the FBR Core Bond Fund.  Performance figures shown below represent the Institutional Class shares of the AFBA Predecessor Bond Fund for periods prior to March 12, 2010.

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15

HCBIX

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns compare with those of the Barclays Capital Intermediate U.S. Government/Credit Index, a broad measure of market performance.  For additional information on this index, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (http://www.hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund’s highest quarterly return was 8.51% for the quarter ended June 30, 2003 and the lowest quarterly return was -2.75% for the quarter ended March 31, 2005.

The year-to-date return of the Predecessor Core Bond Fund’s Institutional Class through September 30, 2012 is 6.90%.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2011)

	One	Five	Ten
	Year	Year	Year
Hennessy Core
Bond Fund
Returns before taxes	5.08%	5.71%	6.61%
Returns after taxes
on distributions	3.48%	3.78%	4.58%
Returns after taxes on
distributions and sale
of fund shares	3.49%	3.89%	4.55%
Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	5.80%	5.88%	5.20%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is FCI.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a Portfolio Manager of the Predecessor Core Bond Fund since July 16, 2007.

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 17 of this Prospectus.

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IMPORTANT ADDITIONAL FUND INFORMATION

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Funds or the Funds’ investment manager.
To purchase shares of the Funds, you may contact your broker-dealer or other financial intermediary. To purchase shares directly with Hennessy Funds, or for assistance with completing your application, you should call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time. You may buy shares of the Funds each day the New York Stock Exchange (NYSE) is open.
The minimum initial investment in Institutional Class shares of each Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for each Fund. Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. Purchases of the Funds made through a broker-dealer, financial institution or servicing agent may be aggregated to meet the minimum initial investment amount.
You may redeem shares of the Funds each day the NYSE is open.  You may redeem Fund shares by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by calling the Transfer Agent for the Funds at 1-800-261-6950 or 1-414-765-4124 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time.  Investors who wish to redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Funds may be placed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.  Each Fund will make distributions, if any, annually, usually in November or December.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.
If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the other fund pursuant to the acquisition (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities, in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations applicable to the Fund or to meet redemption requests.

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. (the “Manager”) is the investment manager of each of the Hennessy Funds. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.
The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of July 31, 2012, the Manager managed approximately $885 million of net assets on behalf of the Hennessy Funds.

Portfolio Managers Employed by Investment Manager

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.
Winsor H. Aylesworth has served as co-portfolio manager of the Predecessor Technology Fund since the Fund’s commencement of operations.  Mr. Aylesworth has been employed by FBR Fund Advisers, Inc. since 1998.  He holds both an MS and MBA degree and previously was president of Grandview Advisers, Inc.
David H. Ellison Mr. Ellison has served as portfolio manager of the Predecessor Small Cap Financial Fund and co-portfolio manager of the Predecessor Technology Fund since the commencement of each Fund’s operations.  Prior to joining FBR Fund Advisers, Inc. as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Sub-Advisors

Pursuant to an Investment Sub-Advisory Agreement, the Manager retains Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 1020, Arlington, VA 22209, to manage the Hennessy Focus Fund.  In this capacity, subject to the supervision of the Manager and the Board, Broad Run directs the investment of the Fund’s assets, continually conducts investment research and supervision for the Fund, and is responsible for the purchase and sale of the Fund’s investments.  For these services, the Manager (and not the Fund) pays Broad Run a fee from the Manager’s advisory fees.
Broad Run is newly registered with the SEC as an investment adviser.
Pursuant to Investment Sub-Advisory Agreements, the Manager retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City , MO 64110, to manage the Hennessy Equity and Income Fund’s equity and fixed income investments, respectively.  The Manager also retains FCI to manage the Hennessy Core Bond Fund.  In this capacity, subject to the supervision of the Manager and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Manager (and not the Funds) pays London Co. and FCI a fee from the Manager’s advisory fees.
London Co. is organized as a Virginia corporation and is registered with the SEC as an investment adviser.  London Co. has been providing investment advisory services since 1994. As of January 31, 2012, London Co. managed approximately $2.8 billion on behalf of its advisory clients such as individuals, charitable organizations and other registered investment companies.

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ADDITIONAL INFORMATION AND MANAGEMENT OF THE FUND

FCI is organized as a Delaware corporation and is registered with the SEC as an investment adviser.  FCI has been providing investment advisory services since 1966.  As of January 31, 2012, FCI managed approximately $4.6 billion on behalf of its advisory clients such as high net worth individuals, banks, investment companies and other corporations.

Portfolio Managers Employed by Sub-Advisors

Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally among the managers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Predecessor Funds each manages is available in the SAI.

FOR THE HENNESSY FOCUS FUND
David S. Rainey, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.
Ira M. Rothberg, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.
Brian E. Macauley, CFA has served as co-portfolio manager of the Predecessor Focus Fund since August 2009.  Prior to joining FBR Fund Advisers, Inc. in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

FOR THE HENNESSY EQUITY AND INCOME FUND – EQUITY INVESTMENTS
J. Brian Campbell, CFA, is a portfolio manager, director of research and a member of The London Co.’s investment committee. Mr. Campbell has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in September 2010. Mr. Campbell has over 11 years of industry experience beginning his career in 2000 as an equity analyst at INVESCO-National Asset Management. Before joining The London Co., Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management. Mr. Campbell received a B.B.A. in Finance (with Honors) from the University of Kentucky in 1998 and his MBA from the Kelley School of Business at Indiana University in 2004. Mr. Campbell is a CFA charter holder and a member of the CFA Society of Louisville.
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of The London Co.’s investment committee.  Mr. DeVaul has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in July 2011. Mr. DeVaul has over 15 years of professional experience beginning his career in public accounting followed by over 10 years in equity research. Before joining The London Co., Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments. Mr. DeVaul received a BS in Accounting from Liberty University in 1993 and his MBA from the University of Notre Dame in 1997. He is a CFA charter holder and a member of the CFA Society of Philadelphia. Mark is also a licensed CPA.
Stephen M. Goddard, CFA, is Managing Director and Founder of The London Company, and heads The London Co.’s  investment committee. Mr. Goddard has managed the equity portfolio of the Predecessor Balanced Fund since July 16, 2007. He has over 20 years of investment experience, beginning his career as an analyst in 1985 for Scott &

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Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He is a CFA charter holder, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.
Jonathan T.  Moody, CFA, is a principal, portfolio manager, and a member of The London Co.’s  investment committee. Mr. Moody has managed the equity portion of the Predecessor Balanced Fund since July 16, 2007. Prior to joining The London Company, he founded Primary Research Group. Mr. Moody has over 20 years of investment experience. Mr. Moody started his career at Woodward and Associates, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management (now Trusco). Mr. Moody also worked at BB&T Capital Markets. Mr. Moody is a CFA charter holder and a member of CFA Virginia.
J. Wade Stinnette, Jr. is a portfolio manager and member of The London Co.’s investment committee. Mr. Stinnette has managed the equity portion of the Predecessor Balanced Fund since joining The London Co. in April 2008. He has over 20 years of investment experience, starting his career at Wachovia Corporation, and later with Tanglewood Asset Management. Mr. Stinnette earned his BS in Chemistry (With Distinction) from Virginia Military Institute and performed graduate studies in business at James Madison University. He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and was formerly Secretary and Treasurer of the CFA Society of South Carolina. He served six years as a Commissioned Officer in the United States Marine Corps.

FOR THE HENNESSY EQUITY AND INCOME FUND – FIXED INCOME INVESTMENTS AND FOR THE HENNESSY CORE BOND FUND
Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.
Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Predecessor Balanced Fund and the assets in the Predecessor Core Bond Fund since July 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Management Fee

For its services, each of the Funds pays the Manager a monthly management fee based upon its average daily net assets.

Hennessy Funds	Advisory Fee
Focus	0.90%
Small Cap Financial	0.90%
Technology	0.90%
Equity and Income	0.80%
Core Bond	0.80%

The Manager may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2011, the Predecessor Focus Fund, the Predecessor Small Cap Financial Fund, the Predecessor Technology Fund, Predecessor Balanced Fund and the Predecessor Core Bond Fund paid advisory fees, after waiver or reimbursement, at the rate of 0.90%, 0.90%, 0.00%, 0.59%, and 0.32%, respectively.
Pursuant to Investment Sub-Advisory Agreements, the Manager pays a sub-advisory fee for the Hennessy Focus Fund, the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund, based upon each Fund’s daily net assets.  The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds.
A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the Sub-Advisor will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2012.

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SHAREHOLDER INFORMATION

SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost.
If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

FOR QUESTIONS PLEASE CALL

The Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 A.M. - 7 P.M. ET, M-Th; 5 P.M. F
7 A.M. - 4 P.M. PT, M-Th; 2 P.M. F

US Bank, Transfer Agent for the Funds
1-800-261-6950 or
1-414-765-4124
9 A.M. - 8 P.M. ET, M-F
6 A.M. - 5 P.M. PT, M-F

Institutional Class Shares and Account Minimum Investments
Institutional Class shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from a Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.
The minimum initial investment in Institutional Class shares of a Fund is $250,000. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase

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order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.
Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.
Although the Fund’s have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges
Each Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

How To Purchase Shares
Shares of the Funds have not been registered for sale outside of the United States. The Funds do not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Funds only if they have a social security number and a physical address (not a P.O. box) within the United States.  The only exception is for United States military with an APO or FPO address.
You may purchase shares of the Funds by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares. The Funds reserve the right to reject any purchase in whole or in part.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?
If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.
Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.
The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

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SHAREHOLDER INFORMATION

HOW DO I PURCHASE SHARES BY WIRE?
A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds.  If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent.  U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing.  Wired funds received after that time will be processed the following day with the following day’s pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.
All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.
To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?
You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.
If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.
To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE
You may purchase additional shares of a Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan
For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.
If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

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Retirement Plans
You may invest in the Funds under the following retirement plans:
•Coverdell Education Savings Account
•Traditional IRA
•Roth IRA
•SEP-IRA for sole proprietors, partnerships and corporations
•SIMPLE-IRA
The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly through the Funds or through your investment representative.  Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day.  Requests received after that time will be processed as of the close of business on the next business day.  Redemption requests for an individual retirement account (“IRA”), Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

HOW DO I SELL SHARES BY MAIL?
You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section “When are signature guarantees required?”

HOW DO I SELL SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your account, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.
When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Redemption proceeds will be sent by check to the address of record unless you elected to have proceeds transferred to the bank account designated on your Account Application.
Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

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SHAREHOLDER INFORMATION

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?
To protect a Fund and its shareholders, a signature guarantee is required in the following situations:
•The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;
•The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•IRA transfer; and
•Account ownership is being changed.
In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.
A Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.
If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.
A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY CONVERTED?
If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. This right of involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap

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Fund and the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which their FBR Fund was reorganized.

How To Exchange Shares
You may exchange Institutional Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 ($250 for IRA’s) for Investor Class or Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.
You may also exchange Institutional Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds, the Manager or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or the sub-advisors of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account for regular (non-IRA) accounts. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.
Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?
You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?
Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed above under “How Do I Sell Shares by Telephone?”.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

Systematic Cash Withdrawal Program
The Fund's Investor Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

Dividends and Distributions
Each Fund, except the Hennessy Equity and Income Fund and the Hennessy Core Bond Fund declares and pays any dividends from its net investment income, if any, annually.  The Hennessy Equity and Income Fund declares and pays any such dividends quarterly.  The Hennessy Core Bond Fund declares and pays any such dividends monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.
You have four distribution options:
•Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•Split Cash Reinvest Options:
 oYour dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

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SHAREHOLDER INFORMATION

 oYour dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•All Cash Option – Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.
You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124. Any changes should be submitted at least five days prior to the record date of the distribution.

Tax Information
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).
If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.
As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Index Descriptions
The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 10% of the Russell 3000’s total market capitalization.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.
The KBW Bank Sector Index is a capitalization-weighted index composed of 24 geographically diverse stocks representing national money center banks and leading regional institutions.
The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.
The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of publicly traded member companies of the American Gas Association.
The Blended Balanced Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index.
The Barclays Capital Intermediate U.S. Government/Credit Index measures performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

Householding
To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery
The Hennessy Funds offer shareholders the option to receive account statements, prospectuses, tax forms and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years, or, if shorter, the period of the Predecessor Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).  The information (except for information for the six months ended April 30, 2012) for the Predecessor Funds for each period presented, except for the Predecessor Balanced Fund and Predecessor Core Bond Fund, has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements, are included in the current annual report of the Predecessor Funds, which is available upon request.  With respect to the Predecessor Balanced Fund and Predecessor Core Bond Fund, information for the fiscal year ended October 31, 2011, the fiscal period ended October 31, 2010 and the fiscal year ended March 31, 2010 has been audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ audited financial statements are included in the current annual report of the Predecessor Funds, which is available upon request.  The information for the fiscal years prior to March 31, 2010 for the Predecessor Balanced Fund and Predecessor Core Bond Fund was audited by other independent accountants.  The Predecessor Funds’ unaudited financial statements for the six months ended April 30, 2012 are included in the Predecessor Funds’ semi-annual report, which is available upon request.  All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Predecessor Funds’ management, necessary to a fair statement of the results for the interim periods presented.  In addition, all such adjustments are of a normal recurring nature.

HENNESSY FOCUS FUND

	For the Six								For the
	Months Ended		For the Years Ended						Period Ended
	April 30, 2012		October 31,						October 31,
	(unaudited)		2011		2010*		2009		2008**
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$50.02		$47.64		$37.84		$130.93		$180.00
Income (Loss) from Investment Operations:
Net Investment Loss	(0.08	)3	(0.37	)3	(0.41	)1	(0.25	)1	(0.20	)1
Net Realized and Unrealized Gain (Loss) on Investments2	6.55		4.47		10.58		0.59		(49.05)
Total from Investment Operations	6.47		4.10		10.17		0.34		(49.25)
Distributions to Shareholders:
From Net Investment Income	—		—		(0.37)		—		—
From Net Realized Gain	(5.24)		(1.72)		—		(93.45)		—
Paid-in Capital from Redemption Fees3	0.00	4	0.00	4	0.00	4	0.02		0.18
Net Increase (Decrease) in Net Asset Value	1.23		2.38		9.80		(93.09)		(49.07)
Net Asset Value – End of Period	$51.25		$50.02		$47.64		$37.84		$130.93
TOTAL INVESTMENT RETURN5	14.41	%(A)	8.53%		27.32%		18.15%		(27.30	)%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers6	1.11	%(B)	1.15%		1.26%		1.15%		1.05	%(B)
Expenses Before Waivers6	1.11	%(B)	1.15%		1.26%		1.15%		1.05	%(B)
Net Investment Loss After Waivers	(0.31	)%(B)	(0.76)%		(1.06)%		(0.88)%		(0.70	)%(B)
Net Investment Loss Before Waivers	(0.31	)%(B)	(0.76)%		(1.06)%		(0.88)%		(0.70	)%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	12	%(A)	13%		5%		5%		17	%(A)
Net Assets at End of Period (in thousands)	$63,549		$49,005		$36,811		$34,225		$16,831

*	Per share amounts have been restated on a retroactive basis to reflect a 1:18 reverse stock split effective December 10, 2010.
**	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
1
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

3	Calculated based on average shares outstanding.
4	Less than $0.01.
5
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

6	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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FINANCIAL HIGHLIGHTS

HENNESSY SMALL CAP FINANCIAL FUND

For the Six	For the
Months Ended	For the Years Ended	Period Ended
April 30, 2012	October 31,	October 31,
(unaudited)	2011	2010	2009	2008*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.55	$11.70	$10.34	$9.96	$10.00
Income (Loss) from Investment Operations:
Net Investment Income2	0.07	4	0.19	4	0.09	1	0.19	1	0.02	1
Net Realized and Unrealized Gain (Loss) on Investments3	1.22	(1.09)	1.40	0.40	(0.06)
Total from Investment Operations	1.29	(0.90)	1.49	0.59	(0.04)
Distributions to Shareholders:
From Net Investment Income	(0.35)	(0.12)	(0.13)	(0.21)	—
From Net Realized Gain	—	(0.13)	—	—	—
Total Distributions	(0.35)	(0.25)	(0.13)	(0.21)	—
Paid-in Capital from Redemption Fees4	0.00	5	—	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.94	(1.15)	1.36	0.38	(0.04)
Net Asset Value – End of Period	$11.49	$10.55	$11.70	$10.34	$9.96
TOTAL INVESTMENT RETURN6	12.62	%(A)	(8.00)%	14.52%	6.14%	(0.40	)%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Expenses Before Waivers and Related Reimbursements7	1.19	%(B)	1.34%	1.23%	1.56%	1.31	%(B)
Net Investment Income After Waivers and Related Reimbursements2	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
Net Investment Income Before Waivers and Related Reimbursements	1.34	%(B)	1.00%	0.61%	0.04%	1.49	%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	24	%(A)	70%	89%	118%	147	%(A)
Net Assets at End of Period (in thousands)	$28,048	$19,894	$25,011	$10,638	$3,952

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
1
Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008, the recoupment of certain previously waived fees.

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

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HENNESSY TECHNOLOGY FUND

	For the Six
	Months Ended		For the		For the
	April 30,		Years Ended		Period Ended
	2012		October 31,		October 31,
	(unaudited)		2011		2010*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$10.89		$11.00		$10.46
Income (Loss) from Investment Operations:
Net Investment Loss2	(0.06	)4	(0.14	)4	(0.07	)1
Net Realized and Unrealized Gain on Investments3	1.13		0.03		0.61
Total from Investment Operations	1.07		(0.11)		0.54
Paid-in Capital from Redemption Fees4	0.00	5	0.00	5	0.00	5
Net Increase (decrease) in Net Asset Value	1.07		(0.11)		0.54
Net Asset Value – End of Period	$11.96		$10.89		$11.00
TOTAL INVESTMENT RETURN6	9.83	%(A)	(1.00)%		5.16	%(A)
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and Related Reimbursements2,7	1.70	%(B)	1.70%		1.70	%(B)
Expenses Before Waivers and Related Reimbursements7	4.44	%(B)	3.45%		2.34	%(B)
Net Investment Loss After Waivers and Related Reimbursements2	(1.00	)%(B)	(1.24)%		(0.77	)%(B)
Net Investment Loss Before Waivers and Related Reimbursements	(3.74	)%(B)	(2.99)%		(1.41	)%(B)
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	62	%(A)	141%		353	%(A)(C)
Net Assets at End of Period (in thousands)	$1,206		$1,156		$4,611

*	Represents the period from inception of share class (March 12, 2010) through October 31, 2010.
1
Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

2
Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses).

3
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

4	Calculated based on average shares outstanding.
5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.
(C)	Excludes merger activity.

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FINANCIAL HIGHLIGHTS

HENNESSY EQUITY AND INCOME FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98	$13.04
Income (Loss) from Investment Operations:
Net Investment Income2	0.12	3	0.32	3	0.18	3	0.30	0.33	0.42	0.38
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.89	0.99	0.38	2.50	(3.10)	0.33	1.10
Total from Investment Operations	1.01	1.31	0.56	2.80	(2.77)	0.75	1.48
Distributions to Shareholders:
From Net Investment Income	(0.13)	(0.31)	(0.17)	(0.33)	(0.26)	(0.41)	(0.38)
From Net Realized Gain	—	—	—	—	(0.17)	(2.57)	(0.16)
Return of Capital	—	—	—	—	(0.04)	—	—
Total Distributions	(0.13)	(0.31)	(0.17)	(0.33)	(0.47)	(2.98)	(0.54)
Paid-in Capital from Redemption Fees2	0.00	5	0.00	5	0.00	5	0.00	5	0.01	—	—
Net Increase (Decrease) in Net Asset Value	0.88	1.00	0.39	2.47	(3.23)	(2.23)	0.94
Net Asset Value – End of Period	$13.26	$12.38	$11.38	$10.99	$8.52	$11.75	$13.98
TOTAL INVESTMENT RETURN6	8.17	%(A)	11.62%	5.19	%(A)	33.10%	(24.13)%	4.75%	11.47%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	0.99	%3(B)	0.99	%3	0.99	%3(B)	0.99%	1.07%	1.08%	1.08%
Expenses Before Waivers and
Related Reimbursements7	1.03	%(B)	1.12%	1.20	%(B)	1.43%	1.58%	1.41%	1.25%
Net Investment Income After
Waivers and Related Reimbursements	1.91	%3(B)	2.69	%3	2.82	%3(B)	3.01%	3.24%	3.00%	2.76%
Net Investment Income Before Waivers
and Related Reimbursements	1.87	%(B)	2.56%	2.60	%(B)	2.57%	2.73%	2.67%	2.59%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	15	%(A)	35%	27	%(A)	26%	32%	110%	28%
Net Assets at End of Period (in thousands)	$75,550	$55,283	$42,169	$39,403	$31,127	$41,206	$47,390

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.08% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees. Also reflects fees voluntarily waived by FBR Fund Advisers, Inc. pursuant to an expense limitation of 0.99% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

WWW.HENNESSYFUNDS.COM

31

HENNESSY CORE BOND FUND

For the
Period
For the Six	For the	April 1, 2010
Months Ended	Year Ended	to	For the Years Ended
April 30, 2012	October 31,	October 31,	March 31,
(unaudited)	2011	20101	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE:
Net Asset Value – Beginning of Period	$8.77	$9.05	$8.67	$8.11	$8.52	$9.10	$9.15
Income (Loss) from Investment Operations:
Net Investment Income2	0.15	3	0.34	3	0.23	3	0.37	0.35	0.39	0.49
Net Realized and Unrealized
Gain (Loss) on Investments2,4	0.15	(0.12)	0.38	0.64	(0.42)	0.03	0.05
Total from Investment Operations	0.30	0.22	0.61	1.01	(0.07)	0.42	0.54
Distributions to Shareholders:
From Net Investment Income	(0.16)	(0.35)	(0.23)	(0.40)	(0.34)	(0.42)	(0.49)
From Net Realized Gain	(0.08)	(0.15)	—	(0.05)	—	(0.58)	(0.10)
Total Distributions	(0.24)	(0.50)	(0.23)	(0.45)	(0.34)	(1.00)	(0.59)
Paid-in Capital from Redemption Fees2	0.00	0.00	5	0.00	5	0.00	5	0.00	5	—	—
Net Increase (Decrease) in Net Asset Value	0.06	(0.28)	0.38	0.56	(0.41)	(0.58)	(0.05)
Net Asset Value – End of Period	$8.83	$8.77	$9.05	$8.67	$8.11	$8.52	$9.10
TOTAL INVESTMENT RETURN6	3.52	%(A)	2.62%	7.15	%(A)	12.62%	(0.74)%	4.78%	6.11%
RATIOS TO AVERAGE NET ASSETS:
Expenses After Waivers and
Related Reimbursements7	1.05	%3(B)	1.05	%3	1.05	%3(B)	1.06%	1.08%	1.08%	1.08%
Expenses Before Waivers and
Related Reimbursements7	1.39	%(B)	1.43%	1.47	%(B)	1.69%	1.89%	1.94%	1.72%
Net Investment Income After
Waivers and Related Reimbursements	3.55	%3(B)	3.92	%3	4.41	%3(B)	4.37%	4.27%	4.46%	5.44%
Net Investment Income Before Waivers
and Related Reimbursements	3.21	%(B)	3.54%	4.00	%(B)	3.74%	3.46%	3.60%	4.80%
SUPPLEMENTARY DATA:
Portfolio Turnover Rate	47	%(A)	57%	46	%(A)	28%	39%	102%	10%
Net Assets at End of Period (in thousands)	$28,616	$23,247	$24,248	$23,885	$22,053	$21,953	$13,234

1	The Fund changed its fiscal year end from March 31 to October 31.
2	Calculated based on average shares outstanding.
3
Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.05% (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses) and the recoupment of certain previously waived fees.

4
The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

5	Less than $0.01.
6
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

7	Does not include expenses of the funds in which the Fund invests.
(A)	Not Annualized.
(B)	Annualized.

(800) 966-4354

32

PRIVACY POLICY

PRIVACY POLICY

We collect the following non-public personal information about you:

•
information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

 and

•
information about your transactions with us, our affiliates or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information and other financial information.

We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Funds have the following fund symbol, cusip and SEC fund identifiers:

SEC Fund Identifier
Fund – Institutional Class	Symbol	Cusip	Series	Class
Hennessy Focus Fund	HFCIX	42588P809	S000038529	C000118916
Hennessy Small Cap Financial Fund	HISFX	42588P866	S000038531	C000118919
Hennessy Technology Fund	HTCIX	42588P841	S000038532	C000118921
Hennessy Equity and Income Fund	HEIIX	42588P817	S000038534	C000118923
Hennessy Core Bond Fund	HCBIX	42588P783	S000038535	C000118926

Not part of prospectus.

WWW.HENNESSYFUNDS.COM

To learn more about the Hennessy Funds you may want to read the Funds’ Statement of Additional Information (or “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Funds also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds’ website (http://www.hennessyfunds.com).
Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or write to the following address:
The Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

When seeking information about the Funds from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

WWW.HENNESSYFUNDS.COM

For information,
questions or assistance,
please call
The Hennessy Funds

1-800-966-4354 or
1-415-899-1555

HENNESSY FUNDS
INSTITUTIONAL CLASS SHARES
Hennessy Focus Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund
Hennessy Equity and Income Fund
Hennessy Core Bond Fund

INVESTMENT MANAGER
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306